Shareholder Report, Average Annual Return (Details) 197745_SGI Enhanced Global Income ETF_TF_TSR Annual {TF}	12 Months Ended	30 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
SGI Enhanced Global Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SGI Enhanced Global Income ETF
Average Annual Return, Percent	29.00%	19.91%
S&P Global BMI Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global BMI Total Return Index
Average Annual Return, Percent	22.49%	19.95%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	20.38%	19.57%